Cash and cash equivalents and investment securities	6 Months Ended
Jun. 30, 2023
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Cash and cash equivalents and investment securities
15.	Cash and cash equivalents and investment securities

Million US dollar	30 June 2023	31 December 2022

Short-term bank deposits	2 145	4 685
Cash and bank accounts	4 702	5 288
Cash and cash equivalents	6 848	9 973

Bank overdrafts	(53)	(83)
Cash and cash equivalents in the statement of cash flows	6 794	9 890
The cash outstanding as at 30 June 2023 includes restricted cash for an amount of 74m US dollar (31 December 2022: 73m US dollar). This restricted cash mainly relates to amounts deposited on a blocked account in respect to the state aid investigation into the Belgian excess profit ruling system (73m US dollar).
Investment securities

Million US dollar	30 June 2023	31 December 2022

Investment in unquoted companies	150	149
Investment on debt securities	29	26
Non-current investments	179	175

Investment on debt securities	85	97
Current investments	85	97
As at 30 June 2023, current debt securities of 85m US dollar mainly represented investments in government bonds (31 December 2022: 97m US dollar). The company’s investments in such short-term debt securities are primarily to facilitate liquidity and for capital preservation.